UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	01/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
January 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--39.6%	Principal Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
4.93% - 4.94%, 6/5/08 - 6/13/08	1,100,000,000	1,100,027,097
American Express Centurion Bank
4.93%, 6/5/08 - 6/9/08	250,000,000	250,000,000
American Express Company
4.93%, 6/5/08 - 6/9/08	250,000,000	250,000,000
Australia and New Zealand Banking Group Ltd.
4.80%, 2/7/08	250,000,000 a	250,000,000
Banca Monte dei Paschi di Siena SpA (London)
4.88%, 2/6/08	500,000,000	500,000,343
Bank of Montreal (Yankee)
3.10%, 7/31/08	300,000,000	300,000,000
Bank of Scotland (London) (Yankee)
3.55% - 4.84%, 4/8/08 - 5/1/08	1,200,000,000	1,199,967,326
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.40% - 5.07%, 2/5/08 - 7/8/08	625,000,000	625,000,000
Barclays Bank PLC (Yankee)
5.15%, 3/31/08	850,000,000	850,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
3.76%, 7/7/08	300,000,000	300,000,000
Canadian Imperial Bank of Commerce (Yankee)
3.27%, 7/28/08	500,000,000	500,000,000
Comerica Inc.
4.48% - 4.72%, 4/8/08 - 5/5/08	528,000,000	528,000,000
Credit Agricole (London)
3.11% - 4.75%, 4/29/08 - 7/1/08	599,000,000	599,000,000
Credit Suisse (Yankee)
4.40% - 4.44%, 7/3/08 - 7/7/08	400,000,000	400,000,000
DEPFA BANK PLC (Yankee)
4.44% - 4.86%, 2/4/08 - 4/10/08	860,000,000 a	860,000,000
Mizuho Corporate Bank (Yankee)
3.23%, 4/29/08	25,000,000	25,000,000
Natixis (Yankee)
4.78%, 3/6/08	469,000,000	469,000,000
Royal Bank of Scotland PLC (Yankee)
4.80% - 4.92%, 4/21/08 - 6/4/08	450,000,000	450,101,820
Skandinaviska Enskilda Banken AB (Yankee)
5.03%, 2/25/08	430,000,000	430,000,000
Societe Generale (London)
3.89% - 4.82%, 2/5/08 - 7/7/08	1,397,000,000	1,397,002,156
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	400,000,000	400,000,000
UBS AG (Yankee)
3.10% - 5.50%, 3/12/08 - 7/30/08	850,000,000	850,000,000
UniCredito Italiano Bank PLC (Yankee)
4.58%, 7/7/08	500,000,000 a	500,010,650

Union Bank of California, N.A.
4.75%, 5/7/08	45,000,000	45,000,000
Total Negotiable Bank Certificates of Deposit
(cost $13,078,109,392)		13,078,109,392
Commercial Paper--40.6%

Alpine Securitization Corp.
3.25% - 5.01%, 2/8/08 - 4/28/08	590,000,000 a	589,014,983
Amsterdam Funding Corp.
4.50%, 4/10/08	215,700,000 a	213,860,259
ASB Bank Ltd.
4.85% - 5.15%, 2/20/08 - 5/9/08	250,000,000	247,801,792
ASB Finance Ltd.
5.20%, 4/8/08	200,000,000 a	198,116,556
Atlantis One Funding Corp.
3.25% - 3.28%, 4/24/08 - 4/29/08	700,000,000 a	694,643,139
Bank of Ireland
4.81%, 2/1/08	200,000,000 a	200,000,000
Barclays U.S. Funding Corp.
3.74% - 5.16%, 4/4/08 - 7/14/08	400,000,000	394,104,083
CAFCO LLC
3.36% - 5.29%, 2/5/08 - 4/23/08	687,550,000 a	684,592,023
Cancara Asset Securitisation Ltd.
3.26% - 5.60%, 2/7/08 - 7/15/08	1,366,000,000 a	1,356,802,893
Chariot Funding LLC
4.82%, 2/4/08	102,241,000 a	102,200,444
CIESCO LLC
4.37%, 4/4/08	100,000,000 a	99,244,000
Citigroup Funding Inc.
3.90% - 5.57%, 2/1/08 - 4/22/08	850,000,000	846,998,653
CRC Funding LLC
4.87%, 2/14/08	200,000,000 a	199,653,333
Daimler Chrysler Revolving Auto Conduit LLC
4.96% - 4.98%, 2/4/08 - 2/6/08	187,630,000	187,540,311
Daimler Chrysler Revolving Auto Conduit LLC, Ser. II
4.98%, 2/6/08	51,011,000	50,976,142
DnB NOR Bank ASA
4.42% - 4.52%, 4/2/08 - 7/2/08	497,750,000	491,783,814
Fairway Finance Company LLC
5.00%, 2/7/08	200,000,000 a	199,835,333
FCAR Owner Trust, Ser. I
3.79% - 5.45%, 2/15/08 - 7/11/08	830,000,000	823,075,817
General Electric Capital Corp.
3.02%, 2/4/08	500,000,000	499,874,167
JPMorgan Chase & Co.
5.04% - 5.15%, 2/4/08 - 4/1/08	1,065,000,000	1,060,091,499
Lehman Brothers Holdings Inc.
4.35% - 5.00%, 4/25/08 - 5/16/08	286,000,000	282,636,704
Lehman Brothers Inc.
4.46%, 4/8/08	100,000,000	99,179,250
Morgan Stanley
5.10% - 5.20%, 3/28/08 - 6/3/08	390,000,000	386,015,331
Old Line Funding LLC

5.00% - 5.27%, 2/13/08 - 2/20/08	205,929,000 a	205,473,617
Royal Bank of Scotland Group PLC
4.99%, 6/11/08	300,000,000	294,683,583
Santander Central Hispano Finance (Delaware) Inc.
5.51%, 3/14/08	300,000,000	298,124,000
Scaldis Capital Ltd.
3.25% - 5.01%, 2/4/08 - 4/30/08	895,926,000 a	891,747,758
Solitaire Funding Ltd.
4.38% - 4.84%, 2/4/08 - 4/16/08	980,000,000 a	972,426,750
UBS Finance Delaware LLC
3.02%, 2/4/08	450,000,000	449,886,750
Variable Funding Capital Company LLC
5.25%, 2/12/08	200,000,000 a	199,683,139
Windmill Funding Corp.
4.50%, 4/4/08	142,400,000 a	141,291,060
Yorktown Capital, LLC
4.39%, 4/11/08	50,574,000 a	50,147,212
Total Commercial Paper
(cost $13,411,504,395)		13,411,504,395
Corporate Notes--4.9%

Credit Agricole
4.85%, 3/26/08	200,000,000 b	200,000,000
Credit Suisse
3.08%, 5/19/08	200,000,000 b	200,000,000
Cullinan Finance Ltd.
3.07% - 3.57%, 2/12/08 - 2/22/08	275,000,000 a,b	274,998,329
General Electric Capital Corp.
3.79%, 2/26/08	155,000,000 b	155,000,000
Premier Asset Collateralized Entity LLC
3.07%, 5/23/08	150,000,000 b	149,997,692
UBS AG
4.05%, 2/17/08	200,000,000 b	200,000,000
Wachovia Bank, N.A.
3.98%, 2/27/08	250,000,000 b	250,000,000
Westpac Banking Corp.
4.07%, 2/20/08	180,000,000 b	180,000,000
Total Corporate Notes
(cost $1,609,996,021)		1,609,996,021
Promissory Notes--2.3%

Goldman Sachs Group Inc.
3.21% - 5.07%, 2/1/08 - 6/17/08	550,000,000 c	550,000,000
Merrill Lynch & Co. Inc.
4.34%, 2/13/08	200,000,000 c	200,000,000
Total Promissory Notes
(cost $750,000,000)		750,000,000
Time Deposits--1.5%

Key Bank U.S.A., N.A. (Grand Cayman)
3.38%, 2/1/08	15,000,000	15,000,000
Landesbank Baden-Wurttemberg (Grand Cayman)
3.50%, 2/1/08	492,000,000	492,000,000
Total Time Deposits

(cost $507,000,000)		507,000,000
Repurchase Agreements--14.0%

Banc of America Securities LLC
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$960,087,333 (fully collateralized by $1,167,482,585
Corporate Bonds, 0%-14.12%, due 4/1/08-11/15/49,
value $993,550,498)	960,000,000	960,000,000
Barclays Financial LLC
3.23%, dated 1/31/08, due 2/1/08 in the amount of
$200,017,917 (fully collateralized by $201,410,352
Corporate Bonds, 3.875%-7.70%, due 4/14/08-6/15/15,
value $206,000,000)	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$330,030,021 (fully collateralized by $691,122,354
Corporate Bonds, 0%-9.376%, due 4/6/09-12/20/54,
value $339,900,000)	330,000,000	330,000,000
Credit Suisse (USA) Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$383,034,842 (fully collateralized by $374,135,000
Federal Home Loan Mortgage Corp., Participation
Certificates, 5.50%, due 10/1/37, value $375,176,017
and $31,183,780 Government National Mortgage
Association, Strips, due 7/20/34, value $15,487,494)	383,000,000	383,000,000
Deutsche Bank Securities
3.25%, dated 1/31/08, due 2/1/08 in the amount of
$620,055,886 (fully collateralized by $2,059,161,137
Corporate Bonds, 0%-12.50%, due 3/1/08-1/15/49,
value $485,513,976 and $152,853,942 Federal Home Loan
Mortgage Corp., Participation Certificates, 4.952%,
due 10/25/37, value $151,599,752)	620,000,000	620,000,000
HSBC USA Inc.
3.23%, dated 1/31/08, due 2/1/08 in the amount of
$440,039,417 (fully collateralized by $485,338,739
Corporate Bonds, 0%-17.192%, due 4/1/08-6/1/67, value
$461,550,403)	440,000,000	440,000,000
Lehman Brothers Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$650,059,132 (fully collateralized by $674,987,000
Corporate Bonds, 0%-10.375%, due 4/17/09-9/1/67, value
$671,268,563)	650,000,000	650,000,000
Merrill Lynch & Co. Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$942,085,696 (fully collateralized by $1,096,130,647
Corporate Bonds, 0%-11.50%, due 4/1/08-5/1/37, value
$989,021,486)	942,000,000	942,000,000
UBS Securities LLC
3.23%, dated 1/31/08, due 2/1/08 in the amount of
$100,008,958 (fully collateralized by $102,106,338
Corporate Bonds, 0%-8.125%, due 2/15/08-10/15/37,
value $103,045,617)	100,000,000	100,000,000
Total Repurchase Agreements

(cost $4,625,000,000)		4,625,000,000
Total Investments (cost $33,981,609,808)	102.9%	33,981,609,808
Liabilities, Less Cash and Receivables	(2.9%)	(960,646,404)
Net Assets	100.0%	33,020,963,404

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $8,883,741,478 or 26.9% of net assets.
b Variable rate security--interest rate subject to periodic change.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired from 5/10/07 to 9/21/07 at a cost of $750,000,000. At January 31, 2008, the aggregate value of these securities was $750,000,000 representing 2.3% of net assets and are valued at cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
January 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--43.7%	Principal Amount ($)	Value ($)

Allied Irish Banks N.A. Inc. (Yankee)
3.10%, 7/31/08	150,000,000	150,000,000
Banco Santander Puerto Rico (London)
2.95%, 8/4/08	100,000,000	100,014,944
Bank of Scotland (Yankee)
2.97%, 6/23/08	100,000,000	100,298,324
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.35% - 4.82%, 2/5/08 - 4/10/08	140,000,000	140,000,000
Barclays Bank PLC (Yankee)
3.05% - 5.15%, 3/31/08 - 7/25/08	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (Yankee)
4.84%, 2/8/08	50,000,000	50,000,000
Comerica Inc.
4.72%, 5/5/08	40,000,000	40,000,000
Credit Agricole (London)
3.11%, 7/1/08	100,000,000	100,000,000
Harris N.A.
3.00%, 7/31/08	175,000,000	175,000,000
Mizuho Corporate Bank (Yankee)
3.23%, 4/29/08	50,000,000	50,000,000
Natixis (Yankee)
4.78%, 3/6/08	150,000,000	150,000,000
Nordea Bank Finland PLC (Yankee)
3.61%, 10/17/08	74,180,000	74,786,456
Societe Generale (London)
4.53% - 4.82%, 2/5/08 - 7/7/08	100,000,000	100,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
4.90% - 5.12%, 2/19/08 - 4/7/08	150,000,000	150,000,000
UBS AG (Yankee)
5.06% - 5.50%, 3/12/08 - 3/19/08	130,000,000	130,000,000
UniCredito Italiano SpA (London)
4.11%, 7/14/08	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,760,099,724)		1,760,099,724
Commercial Paper--35.4%

ASB Finance Ltd.
2.98% - 5.13%, 3/19/08 - 8/4/08	175,000,000 a	173,022,125
Bank of Ireland
4.80%, 2/5/08	150,000,000 a	149,921,000
CAFCO LLC
3.36%, 4/23/08	50,000,000 a	49,620,750
Canadian Imperial Bank of Commerce
4.91%, 2/19/08	50,000,000	49,878,800
Cancara Asset Securitisation Ltd.
3.30%, 4/28/08	100,000,000 a	99,209,750
Citigroup Funding Inc.

4.90% - 5.04%, 2/14/08 - 3/4/08	150,000,000	149,488,333
FCAR Owner Trust, Ser. I
4.86%, 3/17/08	161,000,000	160,040,038
Morgan Stanley
3.87%, 7/14/08	32,000,000	31,446,044
Prudential Funding LLC
3.10%, 2/1/08	150,000,000	150,000,000
Royal Bank of Scotland Group PLC
4.56%, 7/3/08	40,000,000	39,241,800
Santander Central Hispano Finance (Delaware) Inc.
5.51%, 3/14/08	50,000,000	49,687,333
Scaldis Capital Ltd.
4.85%, 2/4/08 - 2/5/08	189,399,000 a	189,310,093
Societe Generale N.A. Inc.
3.72%, 7/18/08	50,000,000	49,148,333
Solitaire Funding Ltd.
4.18%, 4/14/08	50,000,000 a	49,581,264
UBS Finance Delaware LLC
2.94%, 8/1/08	35,000,000	34,486,861
Total Commercial Paper
(cost $1,424,082,524)		1,424,082,524
Corporate Note--1.2%

Credit Agricole
4.85%, 3/26/08
(cost $50,000,000)	50,000,000 [b]	50,000,000
Promissory Notes--3.7%

Goldman Sachs Group Inc.
3.22% - 5.07%, 2/1/08 - 6/17/08	100,000,000 c	100,000,000
Merrill Lynch & Co. Inc.
4.34%, 2/13/08	50,000,000 c	50,000,000
Total Promissory Notes
(cost $150,000,000)		150,000,000
Time Deposit--2.9%

Key Bank U.S.A., N.A. (Grand Cayman)
3.38%, 2/1/08
(cost $119,000,000)	119,000,000	119,000,000
Repurchase Agreements--21.4%

Banc of America Securities LLC
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$150,013,646 (fully collateralized by $192,608,439
Corporate Bonds, 3.375%-13.50%, due 2/1/08-3/15/36,
value $157,500,000)	150,000,000	150,000,000
Credit Suisse (USA) Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$75,006,823 (fully collateralized by $76,290,000
Federal Home Loan Mortgage Association, 5.50%, due
10/1/37, value $76,502,274)	75,000,000	75,000,000
Deutsche Bank Securities
3.25%, dated 1/31/08, due 2/1/08 in the amount of
$150,013,521 (fully collateralized by $738,766,879
Corporate Bonds, .304%-6.348%, due 2/25/35-12/20/54,

value $154,500,000)	150,000,000	150,000,000
HSBC USA Inc.
3.23%, dated 1/31/08, due 2/1/08 in the amount of
$150,013,438 (fully collateralized by $155,526,000
Corporate Bonds, 3.875%-10.50%, due 1/15/09-5/15/67,
value $157,500,550)	150,000,000	150,000,000
Lehman Brothers Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$100,009,097 (fully collateralized by $107,675,000
Corporate Bonds, 0%-5%, due 6/2/09-2/28/36, value
$102,994,635)	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$140,012,736 (fully collateralized by $149,589,000
Corporate Bonds, 5.625%-9.80%, due 6/1/09-6/1/67,
value $147,000,588)	140,000,000	140,000,000
Morgan Stanley
3.28%, dated 1/31/08 due 2/1/08 in the amount of
$100,009,097 (fully collateralized by $115,450,913
Corporate Bonds, 4%-5.704%, due 11/16/15-1/25/47, value
$99,638,150 and $26,187,000 Federal National Mortgage
Association, 6%-6.401%, due 3/25/42-2/25/43, value
$5,077,111)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $865,000,000)		865,000,000
Total Investments (cost $4,368,182,248)	108.3%	4,368,182,248
Liabilities, Less Cash and Receivables	(8.3%)	(333,212,844)
Net Assets	100.0%	4,034,969,404

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $710,664,982 or 17.6% of net assets.
b Variable rate security--interest rate subject to periodic change.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired from 5/10/07 to 9/21/07 at a cost of $150,000,000. At January 31, 2008, the aggregate value of these securities was $150,000,000 representing 3.7% of net assets and are valued at cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)